Borrowings and derivative financial instrument - Capital management (Details) R in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
Disclosure of detailed information about borrowings [abstract]
Borrowings	R 18,791	R 17,119	R 26,551
Cash and cash equivalents	30,257	20,206	5,586
Net (cash) debt	(11,466)	(3,087)	20,964
Adjusted EBITDA	R 68,606	R 49,385	R 14,956
Actual leverage ratio	(0.2)	(0.1)	1.4